Prepaid charter revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Charter Revenue [Abstract]
Schedule of Prepaid Charter Revenue [Table Text Block]
	Amount	Accumulated Amortization	Net

Balance, December 31, 2011	$15,000	$(6,591)	$8,409
Amortization in the year	-	(3,056)	(3,056)
Balance, December 31, 2012	$15,000	$(9,647)	$5,353
Amortization for the year	-	(5,353)	(5,353)
Balance, December 31, 2013	$15,000	$(15,000)	$-